NOTES PAYABLE AND CAPITAL LEASE OBLIGATIONS (Tables)	9 Months Ended
Sep. 30, 2017
Notes and Loans Payable [Abstract]
Notes payable and capital lease obligations
	September 30, 2017	December 31, 2016
	(Unaudited)
Revolving credit note payable to PNC Bank N.A. (“PNC”)	$18,077,000	$24,393,000
Term loans, PNC	3,841,000	6,649,000
Capital lease obligations	3,281,000	4,215,000
Related party note payable, net of debt discount	2,263,000	1,086,000
Notes payable (private placement), net of debt discount	3,261,000	627,000
Subtotal	30,723,000	36,970,000
Less: current portion of notes and capital lease obligations	(23,690,000)	(33,999,000)
	$7,033,000	$2,971,000

Future minimum principal payments for term loan
For the twelve months ending	Amount
September 30, 2018	$1,478,000
September 30, 2019	1,478,000
September 30, 2020	885,000
PNC Term Loans Payable	3,841,000
Short term portion	(3,841,000)
Long-term portion	$—

Future minimum lease payments, including imputed interest
For the twelve months ending	Amount
September 30, 2018	$1,441,000
September 30, 2019	1,264,000
September 30, 2020	780,000
September 30, 2021	41,000
September 30, 2022	2,000
Total future minimum lease payments	3,528,000
Less: imputed interest	(239,000)
Less: current portion	(1,280,000)
Total Long Term portion	$2,009,000